FORM 485A-POS
FOR REGISTERED INVESTMENT COMPANIES




1.  	A.  Registrant Name:	Banner Life Variable Annuity Account B

	B.   File Number:		811-8396

	C.   Telephone Number:	301-279-4800

2.	A.   Street: 		3275 Bennett Creek Avenue

	B.   City: Frederick	C.   State: MD		D.   Zip Code:  21704


This submission is being made solely to obtain contract identifiers for the following product under Banner Life Variable Annuity Account B.


This form is signed on behalf of the Registrant (or depositor or trustee).


City of: _______	State of: ________
Date:  ________


Name of Registrant, Depositor or Trustee:


By (Name and Title):  ____________________________
Witness:  ___________________________